UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments December 31, 2012 (Unaudited)

CSC Small Cap Value Fund

	Shares	Value
COMMON STOCKS - 94.5%
Consumer Discretionary - 22.4%
Central Garden & Pet, Class A *	96,800	$1,011,560
Cherokee	46,862	642,478
Coinstar *	15,600	811,356
HSN	7,000	385,560
International Speedway, Class A	20,500	566,210
Liberty Ventures, Series A *	9,400	636,944
Live Nation Entertainment *	76,000	707,560
Ruby Tuesday *	73,600	578,496
		5,340,164
Energy - 9.5%
Approach Resources *	45,690	1,142,707
Carbon Natural Gas * (a)	550,000	220,000
Crosstex Energy	63,850	915,609
		2,278,316
Financial Services # - 31.3%
Alleghany *	3,601	1,207,847
Artio Global Investors	136,515	259,378
CoreLogic *	21,100	568,012
Fair Isaac	12,000	504,360
First Financial Bancorp	32,450	474,419
Global Cash Access Holdings *	80,000	627,200
Hallmark Financial Services *	87,786	824,311
Jefferies Group	38,600	716,802
SEI Investments	25,000	583,500
Symetra Financial	44,700	580,206
White Mountains Insurance Group	2,200	1,133,000
		7,479,035
Health Care - 7.4%
PerkinElmer	39,000	1,237,860
Teleflex	7,400	527,694
		1,765,554
Materials & Processing - 6.0%
Greif, Class B	14,725	714,015
Sealed Air	40,600	710,906
		1,424,921
Producer Durables - 5.1%
GP Strategies *	30,000	619,500
IDEX	13,100	609,543
		1,229,043
Technology - 12.8%
Avid Technology *	95,300	722,374
NeuStar, Class A *	14,300	599,599
PMC-Sierra *	120,000	625,200
Tessera Technologies	39,100	642,022
Westell Technologies, Class A *	253,530	469,031
		3,058,226
Total Common Stocks
(Cost $17,057,848)		22,575,259

SHORT-TERM INVESTMENT - 5.3%
Fidelity Institutional Government Portfolio, 0.01% ^
(Cost $1,264,138)	1,264,138	1,264,138

Total Investments - 99.8%
(Cost $18,321,986)		23,839,397
Other Assets and Liabilities, Net - 0.2%		50,452
Total Net Assets - 100.0%		$23,889,849

*	Non-income producing security.
(a)
Illiquid Security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of December 31, 2012, the fair value of this investment was $220,000 or 0.9% of total net assets.  Information concerning the illiquid security is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	Carbon Natural Gas	550,000	02/12	$195,250

#
As of December 31, 2012, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

^	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2012.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,355,259	$220,000	–	$22,575,259
Short-Term Investment	1,264,138	–	–	1,264,138
Total Investments	$23,619,397	$220,000	–	$23,839,397

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2012, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

CSC Small Cap
Value Fund

Cost of investments	$18,321,986
Gross unrealized appreciation	6,208,329
Gross unrealized depreciation	(690,918)
Net unrealized appreciation	$ 5,517,411

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                                  James R. Arnold, President

Date     February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                                  James R. Arnold, President

Date     February 19, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                                   Brian R. Wiedmeyer, Treasurer

Date     February 19, 2013